Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2024
Accrued liabilities and other liabilities
Accrued liabilities and other liabilities
10.	Accrued liabilities and other liabilities

	As of December 31,
	2023	2024
Accrued liabilities and other current liabilities
Salary and welfare payable	19,623	16,717
Customer deposits	7,185	12,865
Professional services payable	56	5,978
Customer refund	3,812	3,682
VAT received from customers related to contract liabilities	1,429	1,251
Other tax payables	7,019	600
Warranty reserve (Note b)	878	582
Provision for reserve for inventory purchase commitments (Note a)	20,706	—
Others	3,532	1,731
Total	64,240	43,406
Other non-current liabilities
Deferred government grant	9,191	9,055
Refund from depository bank – non-current	516	—
Total	9,707	9,055

Note a: The Company entered into several contracts to purchase foundry service. These contracts represent firm purchase commitments which are evaluated for potential losses. As of December 31, 2023 and 2024, the Company’s purchase obligation to third-party suppliers for foundry service was US$42,904 and US$97,709, respectively.

In connection with the preparation of the Company’s consolidated financial statements for the year ended December 31, 2023 the Company assessed the loss contingency under the foundry service contracts taking into account the estimated selling price of mining equipment. The provision was determined by applying a methodology similar to that used in the lower of cost or net realizable value with respect to inventory, using estimates of the costs to convert raw materials into final products in order to determine net realizable value. For the years ended December 31, 2023 and 2024, a provision of US$9,816 and nil has been recognized in cost of revenues for the Company’s inventory purchase commitments under foundry service contracts as a result of the decline in the estimated selling price of mining equipment based on the most recent subsequent selling price.

Note b: For mining equipment, the Company provides its customers for 360 days warranty, subject to certain conditions, such as normal use. The Company provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Company’s warranty obligation include product defect rates and costs of repair or replacement.

Movement of provision for warranty is as follows:

	For the year ended December 31,
	2023	2024
Accrued warranty—beginning of year	1,716	878
Accrual for warranties issued during the year	1,902	2,598
Warranty claims paid	(1,532)	(2,512)
Warranty expired	(980)	(878)
Foreign currency translation adjustment	(228)	496
Accrued warranty—end of year	878	582